SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Software | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	2 years
Software | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	10 years
Student populations | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	1 year 9 months 18 days
Student populations | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	15 years
Others | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	1 year 3 months 18 days
Others | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives (in years)	10 years